RELATED PARTIES (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEJO [Member]
IfrsStatementLineItems [Line Items]
Fixed annual salary	€ 157,500	€ 250,000